Phone:	215-569-5530
Fax:	215-832-5530
Email:	stokes@blankrome.com

December 30, 2010

Division of Investment Management
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549-4720

Re:	Hatteras Alternative Mutual Funds Trust; SEC File Number: 811-21079

Ladies and Gentlemen:

On behalf of our client, Hatteras Alternative Mutual Funds Trust and its series, Hatteras Alpha Hedged Strategies Fund (the “Fund”), transmitted herewith is a copy of the Fund’s preliminary proxy statement (the “Proxy Statement”) for filing under the Securities Act of 1933 and the Investment Company Act of 1940.

Please call me at (215) 569-5530 with any comments or questions regarding the above.  Thank you.

Very truly yours,

/s/ Mary Stokes